UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21226

Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.4%

Principal Amount (000’s omitted)	Security	Value
Escrowed/Prerefunded — 2.5%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$856,557
		$856,557
Hospital — 6.7%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$921,699
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	479,270
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	841,430
		$2,242,399
Insured-Electric Utilities — 19.7%
$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33 (1)	$715,883
1,000	Cleveland Public Power System, (MBIA), 0.00%, 11/15/38	194,140
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,615,120
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	672,867
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,777,750
1,775	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,658,702
		$6,634,462
Insured-Escrowed/Prerefunded — 6.7%
$1,000	Springboro Community School District, (MBIA), Prerefunded to 6/1/14, 5.00%, 12/1/32	$1,074,560
1,100	Trotwood-Madison City School District, (School Improvements), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/30	1,177,132
		$2,251,692
Insured-General Obligations — 42.8%
$1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30 (2)	$1,502,879
400	Bowling Green City School District, (FSA), 5.00%, 12/1/34	405,156
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	204,104
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	1,018,930
810	Cleveland, (FGIC), 4.75%, 11/15/25	795,849
655	Cleveland, (FGIC), 4.75%, 11/15/27	634,793
1,105	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	1,052,667
2,075	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	2,043,273
430	Olentangy School District, (FSA), 4.50%, 12/1/32	409,708
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	483,330
560	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	505,602
2,400	Plain School District, (FGIC), 0.00%, 12/1/27	867,576
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	759,923
500	Tecumseh School District, (FGIC), 4.75%, 12/1/31	479,515
285	Trotwood-Madison City School District, (School Improvements), (FSA), 4.50%, 12/1/30	272,574
2,000	Wapakoneta City School District, (FSA), 4.75%, 12/1/35	1,978,740
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,018,050
		$14,432,669
Insured-Hospital — 11.6%
$980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	$898,199
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,408,275
440	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 14.538%, 2/1/29 (3) (4)	452,153
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,157,538
		$3,916,165

1

Insured-Lease Revenue/Certificates of Participation — 5.9%
$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$777,884
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	229,940
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	984,400
		$1,992,224
Insured-Pooled Loans — 2.6%
$850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (5)	$856,748
		$856,748
Insured-Public Education — 21.3%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$2,936,190
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,229,881
1,000	University of Akron, (FSA), 5.00%, 1/1/38	1,006,770
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,000,350
1,000	University of Cincinnati, (MBIA), 5.00%, 6/1/29	1,002,190
		$7,175,381
Insured-Sewer Revenue — 3.9%
$765	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$669,681
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	655,208
		$1,324,889
Insured-Special Tax Revenue — 20.4%
$4,315	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,069,862
5,000	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	2,258,900
1,000	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	425,670
8,685	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	602,826
1,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	190,017
2,935	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	355,223
1,845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	210,164
750	Trumbull County, (FSA), 5.00%, 12/1/37	759,090
		$6,871,752
Insured-Transportation — 12.2%
$3,580	Cleveland Airport System, (FSA), 5.00%, 1/1/31 (6)	$3,588,341
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (5)	521,773
		$4,110,114
Pooled Loans — 7.6%
$1,450	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,366,321
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (5)	1,187,447
		$2,553,768
Private Education — 5.5%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$854,293
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,007,730
		$1,862,023
Total Tax-Exempt Investments — 169.4% (identified cost $58,357,187)		$57,080,843
Other Assets, Less Liabilities — (4.5)%		$(1,505,599)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.9)%		$(21,876,568)
Net Assets Applicable to Common Shares — 100.0%		$33,698,676

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

2

The Fund invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 86.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 24.5% of total investments.

(1)	When-issued security.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2008, the aggregate value of the securities is $452,153 or 1.3% of the Fund’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	99 U.S. Treasury Bond	Short	$(11,202,041)	$(11,443,782)	$(241,741)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,475,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$2,871
Merrill Lynch Capital Services, Inc.	1,100,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	11,355
Morgan Stanley Capital Services, Inc.	875,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(59,314)
					$(45,088)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,577,989
Gross unrealized appreciation	$633,297
Gross unrealized depreciation	(1,835,443)
Net unrealized depreciation	$(1,202,146)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008